Pension and Other Postretirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Components of Net Periodic Benefit Cost

The following table provides the components of net periodic benefit costs associated with our pension and other postretirement benefit plans for the three and nine months ended September 30, 2014 and 2013 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Pension Benefits:
Interest cost	$4,886	$4,483	$14,686	$13,448
Expected return on plan assets	(5,909)	(5,908)	(17,959)	(17,726)
Amortization of prior service credit	(358)	(359)	(1,074)	(1,075)
Amortization of actuarial loss	1,290	1,846	3,690	5,537

Net periodic (credit) cost	$(91)	$62	$(657)	$184

Other Benefits:
Interest cost	—	10	2	30
Amortization of prior service credit	—	(3,087)	—	(9,261)
Amortization of actuarial gain	(33)	(477)	(99)	(1,439)

Net periodic credit	$(33)	$(3,554)	$(97)	$(10,670)

The following table provides the components of net periodic benefit costs associated with our pension and other postretirement benefit plans for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
Pension Benefits	2013	2012	2011
	(Amounts in thousands)
Interest cost	$17,930	$19,744	$20,447
Expected return on plan assets	(23,635)	(24,323)	(23,820)
Amortization of prior service credit	(1,432)	(1,432)	(1,432)
Amortization of actuarial loss	7,383	4,269	2,195

Net benefit	$246	$(1,742)	$(2,610)

	Year Ended December 31,
Other Benefits	2013	2012	2011
	(Amounts in thousands)
Service cost	$—	$—	$1
Interest cost	42	91	176
Amortization of prior service credit	(12,348)	(11,397)	(11,397)
Amortization of actuarial gain	(3,932)	(1,929)	(745)

Net benefit	$(16,238)	$(13,235)	$(11,965)

Schedule of Reconciliation of Plans Benefit Obligations, Fair Value of Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of assets and the funded status as of December 31, 2013 and December 31, 2012:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(Amounts in thousands)
Change in benefit obligation:
Benefit obligation at January 1	$(440,752)	$(381,506)	$(3,045)	$(5,723)
Service cost	—	—	—	—
Interest cost	(17,930)	(19,744)	(41)	(91)
Actuarial gains (losses), net	37,416	(59,434)	607	(100)
Benefits paid	24,805	19,932	1,665	2,869

Benefit obligation at December 31	$(396,461)	$(440,752)	$(814)	$(3,045)

Change in plan assets:
Fair value of assets at January 1	$334,701	$293,255	$—	$—
Actual return on plan assets	30,007	41,143	—	—
Employer contributions	2,579	20,235	1,665	2,869
Benefits paid	(24,805)	(19,932)	(1,665)	(2,869)

Fair value of assets at December 31	$342,482	$334,701	$—	$—

Funded status at December 31	$(53,979)	$(106,051)	$(814)	$(3,045)

Summary of Cumulative Amount of Recognized in Balance Sheet

The cumulative amounts recognized in the consolidated balance sheets as of December 31, 2013 and December 31, 2012, consist of:

	Pension Benefits		Other Benefits		Total
	December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012
	(Amounts in thousands)
Current liabilities	$—	$—	$(743)	$(1,913)	$(743)	$(1,913)
Noncurrent liabilities	(53,979)	(106,051)	(71)	(1,132)	(54,050)	(107,183)

Total	$(53,979)	$(106,051)	$(814)	$(3,045)	$(54,793)	$(109,096)

Schedule of Amount Recognized in Accumulated Other Comprehensive Income Loss Net of Deferred Taxes

The amounts recognized in accumulated other comprehensive income (loss), net of deferred taxes, as of December 31, 2013 and December 31, 2012 consists of:

	Pension Benefits		Other Benefits		Total
	December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012
	(Amounts in thousands)
Net actuarial gain (loss)	$(79,959)	$(113,697)	$50	$2,589	$(79,909)	$(111,108)
Prior service credit	16,092	17,009	55	7,941	16,147	24,950

Accumulated other comprehensive income (loss)	$(63,867)	$(96,688)	$105	$10,530	$(63,762)	$(86,158)

Summary of Discount Rate Used in Measurement of Benefit Obligation

The discount rate used in the measurement of our benefit obligations as of December 31, 2013 and December 31, 2012 is as follows:

	Pension Benefits December 31,		Other Benefits December 31,
	2013	2012	2013	2012
Weighted-average discount rate	5.10%	4.19%	0.55%	2.07%

Schedule of Obligations Recognized in Other Comprehensive Income

Obligations Recognized in Other Comprehensive Income	Pension Benefits		Other Benefits
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012
	(Amounts in thousands)
Net actuarial (gain) loss	$(43,787)	$42,614	$(42)	$187
Amortization of actuarial gain (loss)	(7,383)	(4,269)	3,932	1,929
Amortization of prior service credit	1,432	1,432	12,348	11,397

Total recognized in other comprehensive income	$(49,738)	$39,777	$16,238	$13,513

Total recognized in net periodic benefit cost and other comprehensive income	$(49,492)	$38,035	$—	$278

Summary of Principal Assumptions Used in Measurement of Net Benefit Cost

The principal assumptions used in the measurement of our net benefit costs for the three years ended December 31, 2013, 2012 and 2011 are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Discount rate	4.19%	5.32%	5.88%	1.16%	2.32%	2.69%
Expected return on plan assets	7.75%	7.75%	7.75%	—	—	—

Schedule of Fair Value of LPP Assets

It is recognized that the investment management of the LPP assets has a direct effect on the achievement of its goal. As defined in Note 13, Fair Value Measurements, the following tables present the fair value of the LPP assets as of December 31, 2013 and 2012:

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Amounts in thousands)
Mutual funds:
Foreign large value	$42,635	$—	$—	$42,635
Large blend	43,222	—	—	43,222
Large growth	21,433	—	—	21,433
Money market	6,437	—	—	6,437
Common collective trusts:
Fixed income securities	—	142,289	—	142,289
Foreign equity securities	—	43,107	—	43,107
U.S. equity securities	—	21,645	—	21,645
Real estate	—	—	21,714	21,714

Total assets at fair value	$113,727	$207,041	$21,714	$342,482

	Fair Value Measurements at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Amounts in thousands)
Mutual funds:
Foreign large value	$43,183	$—	$—	$43,183
Large blend	40,944	—	—	40,944
Large growth	20,790	—	—	20,790
Money market	4,474	—	—	4,474
Common collective trusts:
Fixed income securities	—	142,186	—	142,186
Foreign equity securities	—	43,429	—	43,429
U.S. equity securities	—	20,207	—	20,207
Real estate	—	—	19,488	19,488

Total assets at fair value	$109,391	$205,822	$19,488	$334,701

Schedule of Plan Assets Valued Using Signifcant Unobservable Inputs (Level 3)

The following table provides a rollforward of plan assets valued using significant unobservable inputs (level 3), in thousands:

Real Estate
Beginning balance at December 31, 2011	$17,755
Contributions	265
Net distributions	(265)
Advisory fee	(200)
Net investment income	961
Change in unrealized gain (loss)	936
Net realized gain (loss)	36

Ending balance at December 31, 2012	19,488
Contributions	282
Net distributions	(282)
Advisory fee	(220)
Net investment income	1,045
Change in unrealized gain (loss)	1,382
Net realized gain (loss)	19

Ending balance at December 31, 2013	$21,714

Summary of Estimated Future Benefit Payments

We expect to make the following estimated future benefit payments under the plans as follows (in thousands):

	Pension	Other Benefits
2014	$25,000	$1,000
2015	26,000	—
2016	27,000	—
2017	27,000	—
2018	28,000	—
2019-2023	147,000	—